Employee benefits (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014
Disclosure of Employee benefits [Line Items]
Description of policy for determining contribution of defined benefit plans that share risks between entities under common control [text block]
20% of employee contributions for employees with 1 - 4.99 years of service, ii) 40% of employee contributions for employees with 5 – 9.99 years of service, and iii) 100% matching contributions for employees with 10 or more years of service or when the employee reaches 40 years of age, regardless of the years of service

i) from the first to the fifth year of service of 1% of the wage, ii) from the sixth year of services of the employee the contribution of the Company is increased by 1% until it reaches 5%, and iii) for the subsequent years the Company contribution will be the same as the employee’s.

Defined benefit obligation, at present value	$ 512,210	$ 462,554	$ 447,099
Statutory employee profit sharing percentage	10.00%
Description Of Rights To Receive The Contribution	i) if the employee retires between the first and the 4.99 year of services (4 year of services during 2015 and 2014), he/she does not have the right to receive the contribution made by the Company, ii) if he/she retires on the fifth year of services he/she has the right to receive 50% of the contributions made by the Company and, for each additional service year, the employee has the right to receive an additional 10% of the contributions made by the Company.
Foreign defined benefit plans [member]
Disclosure of Employee benefits [Line Items]
Employee benefits expense	$ 0	1,597	1,481
Foreign defined benefit plans [member] | Bachoco USA, LLC [Member]
Disclosure of Employee benefits [Line Items]
Defined Contribution Plan, Employer Contribution Percentage	50.00%
Employee benefits expense	$ 11,497	$ 10,909	$ 8,014
Defined Contribution Plan, Employer Contribution Percentage Per Employee	2.00%
Description of vesting requirements for share-based payment arrangement	10 years
Number of other equity instruments outstanding in share-based payment arrangement	26,000	26,000	38,000
Defined benefit obligation, at present value	$ 3,378	$ 3,337	$ 4,195
Domestic defined benefit plans [member]
Disclosure of Employee benefits [Line Items]
Defined Contribution Plan, Employer Contribution Percentage	2.00%
Employee benefits expense	$ 56,063	$ 50,047	$ 46,670
Bottom of range [member]
Disclosure of Employee benefits [Line Items]
Defined Contribution Plan, Employer Contribution Percentage		1.00%	1.00%	1.00%
Top of range [member]
Disclosure of Employee benefits [Line Items]
Defined Contribution Plan, Employer Contribution Percentage		5.00%		5.00%